Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2020,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2020, leases with a total base residual value of $19,314,055.50 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2020,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	December	$963,903,088.07
2021-	January	$925,860,140.97	$17,615,453.50	8.01%	$26,293,651.49	3.22%
	February	$898,926,895.13	$17,257,132.26	7.84%	$15,425,963.90	1.89%
	March	$868,161,937.00	$16,820,327.41	7.65%	$19,527,162.70	2.39%
	April	$831,651,570.77	$16,256,890.69	7.39%	$25,644,972.15	3.14%
	May	$784,121,513.84	$15,449,813.27	7.02%	$37,245,015.14	4.56%
	June	$733,671,657.73	$14,562,804.92	6.62%	$40,756,696.97	4.99%
	July	$683,503,908.92	$13,652,294.27	6.21%	$41,071,772.34	5.02%
	August	$632,137,972.84	$12,695,060.66	5.77%	$42,915,645.49	5.25%
	September	$578,184,309.36	$11,686,333.40	5.31%	$46,193,121.20	5.65%
	October	$535,198,804.85	$10,912,333.15	4.96%	$35,663,908.10	4.36%
	November	$500,449,842.29	$10,267,048.15	4.67%	$27,805,757.83	3.40%
	December	$462,299,729.24	$9,533,615.13	4.33%	$31,724,504.85	3.88%
2022-	January	$435,585,136.19	$9,047,350.39	4.11%	$20,538,338.59	2.51%
	February	$404,757,438.65	$8,489,028.71	3.86%	$25,043,892.86	3.06%
	March	$374,501,089.60	$7,937,440.22	3.61%	$24,832,600.50	3.04%
	April	$338,583,641.38	$7,246,730.50	3.29%	$30,996,410.20	3.79%
	May	$286,288,183.09	$6,191,390.95	2.81%	$48,206,651.06	5.90%
	June	$233,036,708.29	$5,102,067.89	2.32%	$49,927,137.38	6.11%
	July	$185,905,466.95	$4,111,944.67	1.87%	$44,466,384.21	5.44%
	August	$135,639,911.47	$3,029,807.28	1.38%	$48,390,168.51	5.92%
	September	$63,448,196.67	$1,451,283.03	0.66%	$71,582,693.64	8.76%
	October	$9,753,736.30	$268,437.02	0.12%	$53,820,024.87	6.58%
	November	$7,275,601.90	$201,913.07	0.09%	$2,336,775.71	0.29%
	December	$5,508,891.34	$151,874.92	0.07%	$1,660,005.08	0.20%
2023-	January	$294,825.85	$8,538.69	0.00%	$5,239,727.75	0.64%
	February	$186,460.31	$5,617.92	0.00%	$104,578.00	0.01%
	March	$182,000.02	$5,617.92	0.00%	$0.00	0.00%
	April	$177,512.00	$5,617.92	0.00%	$0.00	0.00%
	May	$158,801.37	$4,972.67	0.00%	$14,840.00	0.00%
	June	$92,750.59	$3,057.68	0.00%	$63,979.00	0.01%
	July	$62,867.44	$2,281.98	0.00%	$28,177.00	0.00%
	August	$42,825.76	$1,355.98	0.00%	$19,076.00	0.00%
	September	$27,759.66	$948.98	0.00%	$14,383.00	0.00%
	October	$0.00	$0.00	0.00%	$27,932.00	0.00%

Total			$219,976,385.20	100.00%	$817,581,947.52	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,037,558,332.72

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2020	Car	131	56.22%	$2,749	8.04%	20.78%
	CUV	335	49.56%	$3,813	9.79%	23.82%
	SUV	8	53.33%	$6,857	9.47%	21.86%
	Truck	33	21.43%	$6,862	12.80%	26.42%

	Total/Average	507	47.03%	$3,785	9.66%	23.39%

NOVEMBER 2020	Car	171	63.57%	$2,652	7.59%	20.03%
	CUV	303	49.19%	$3,614	9.19%	22.10%
	SUV	5	26.32%	$12,903	16.68%	35.82%
	Truck	20	16.95%	$6,398	11.97%	24.10%

	Total/Average	499	48.83%	$3,489	9.00%	21.95%

DECEMBER 2020	Car	169	60.36%	$2,467	6.85%	18.15%
	CUV	445	60.05%	$3,204	8.41%	20.09%
	SUV	7	38.89%	$13,942	17.67%	39.22%
	Truck	34	24.64%	$5,213	9.89%	19.32%
	Total/Average	655	55.65%	$3,233	8.34%	20.05%